FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, April 27, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers Group      COM              008252108     4490 72390.000SH       SOLE                64940.000          7450.000
Air Products & Chemicals       COM              009158106     5624 88855.000SH       SOLE                78970.000          9885.000
Alcoa                          COM              013817101     6083 200152.046SH      SOLE               176867.046         23285.000
Alliance Capital Holdings LTD  COM              018548107      217 4610.000 SH       SOLE                 2810.000          1800.000
Allstate Corp.                 COM              020002101     7880 145764.000SH      SOLE               129339.000         16425.000
Anadarko Petroleum Corp        COM                            5377 70657.000SH       SOLE                64507.000          6150.000
Apache Corp.                   COM              037411105      203 3313.000 SH       SOLE                 2563.000           750.000
Applied Materials, Inc.        COM              038222105      179 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     3600 1220435.000SH     SOLE              1090885.000        129550.000
BP PLC-Spons ADR               COM              055622104      443 7104.576 SH       SOLE                 6308.576           796.000
Bard, C.R.                     COM              067383109      321 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     3653 152470.000SH      SOLE               148670.000          3800.000
Baxter International           COM              071813109     7134 209955.000SH      SOLE               186930.000         23025.000
Berkshire Hathaway Cl B        COM              084670207      283   99.000 SH       SOLE                   31.000            68.000
CIT Group                      COM              125581108     6677 175715.000SH      SOLE               156940.000         18775.000
Carnival Corp New              COM              143658300     4467 86210.000SH       SOLE                76120.000         10090.000
Caterpillar Inc.               COM              149123101     4764 52100.579SH       SOLE                46525.579          5575.000
Citigroup, Inc.                COM              172967101     8214 182780.000SH      SOLE               163545.000         19235.000
Clarcor, Inc.                  COM              179895107     1948 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     7902 125445.000SH      SOLE               110720.000         14725.000
Coca-Cola Company              COM              191216100     4533 108775.000SH      SOLE                84880.000         23895.000
Coca-Cola Enterprises          COM              191219104     1880 91635.000SH       SOLE                89185.000          2450.000
Colgate Palmolive              COM              194162103      519 9955.000 SH       SOLE                 7855.000          2100.000
Comerica Inc                   COM              200340107      777 14108.000SH       SOLE                 8050.000          6058.000
Duke Energy Co.                COM              264399106     4874 173993.000SH      SOLE               152653.000         21340.000
Equity Office Properties Trust COM              294741103     3109 103193.000SH      SOLE                97215.000          5978.000
Equity Residential             COM              29476L107      282 8750.000 SH       SOLE                 7150.000          1600.000
Exxon Mobil Corporation        COM              302316102     1884 31608.000SH       SOLE                20746.000         10862.000
                                                                72 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109      275 5050.000 SH       SOLE                 3450.000          1600.000
FedEx Corporation              COM              31428x106     2692 28655.000SH       SOLE                24135.000          4520.000
Fifth Third Bancorp            COM              316773100      362 8423.072 SH       SOLE                 8423.072
General Electric               COM              369604103     2181 60481.973SH       SOLE                37281.973         23200.000
General Mills                  COM              370334104     6967 141750.000SH      SOLE               125150.000         16600.000
Global SanteFe Corp            COM              G3930E101      760 20530.000SH       SOLE                17480.000          3050.000
Grainger W.W.                  COM              384802104      249 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     8314 378921.378SH      SOLE               334901.378         44020.000
Home Depot                     COM              437076102     6603 172660.380SH      SOLE               153570.380         19090.000
IBM                            COM              459200101     2684 29369.743SH       SOLE                23844.743          5525.000
Intel Corp                     COM              458140100      374 16110.000SH       SOLE                12510.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     6169 178289.000SH      SOLE               156744.000         21545.000
Johnson & Johnson              COM              478160104     7787 115951.598SH      SOLE               102166.598         13785.000
L-3 Communications Holdings    COM              502424104     5613 79035.000SH       SOLE                71265.000          7770.000
McDonalds Corp                 COM              580135101     7282 233845.000SH      SOLE               207125.000         26720.000
Medtronic Inc                  COM              585055106      605 11875.000SH       SOLE                11875.000
Merck & Company                COM              589331107      312 9650.000 SH       SOLE                 2850.000          6800.000
Micron Technology, Inc.        COM              595112103     3852 372500.000SH      SOLE               334500.000         38000.000
Motorola                       COM              620076109     2544 169930.000SH      SOLE               140305.000         29625.000
Nabors Industries Ltd          COM              G6359f103     4889 82660.000SH       SOLE                74915.000          7745.000
Newmont Mining Corp.           COM              651639106     3392 80282.000SH       SOLE                64572.000         15710.000
Noble Corp                     COM              G65422100     1233 21935.000SH       SOLE                19410.000          2525.000
Office Depot Inc.              COM              676220106     9334 420830.000SH      SOLE               378265.000         42565.000
PepsiCo                        COM              713448108      358 6746.886 SH       SOLE                 6346.886           400.000
Pfizer                         COM              717081103      715 27215.000SH       SOLE                 9215.000         18000.000
Quest Diagnostics              COM              74834L100     7696 73205.000SH       SOLE                65180.000          8025.000
Royal Dutch Petroleum          COM              780257705      508 8460.000 SH       SOLE                   60.000          8400.000
SBC Communications Inc.        COM              78387G103      459 19362.731SH       SOLE                15576.731          3786.000
Sanmina-Sci Corp.              COM              800907107     3722 712950.000SH      SOLE               631850.000         81100.000
Schering Plough                COM              806605101      332 18300.000SH       SOLE                13100.000          5200.000
Shell Transport & Trading      COM              822703609     7047 129630.000SH      SOLE               114505.000         15125.000
Sovereign Bancorp, Inc.        COM              845905108     5843 263660.000SH      SOLE               231535.000         32125.000
Stryker Corp                   COM              863667101      451 10111.000SH       SOLE                 9511.000           600.000
The Charles Schwab Corp        COM              808513105      120 11414.734SH       SOLE                11414.734
Toro Co.                       COM              891092108      265 3000.000 SH       SOLE                 3000.000
Transocean, Inc.               COM              G90078109     4938 95953.000SH       SOLE                85733.000         10220.000
Tyco International Ltd New     COM              902124106     6535 193337.200SH      SOLE               176757.200         16580.000
Verizon Communications         COM              92343V104     6122 172443.000SH      SOLE               150379.000         22064.000
Viacom Inc. Class B            COM              925524308     3734 107215.000SH      SOLE                89140.000         18075.000
W.R. Berkley Corp.             COM              084423102     5491 110697.000SH      SOLE                99620.000         11077.000
WalMart Stores                 COM              931142103      760 15161.000SH       SOLE                15161.000
Walgreen Co.                   COM              931422109      376 8470.000 SH       SOLE                 8470.000
Wells Fargo & Co.              COM              949746101     1886 31540.000SH       SOLE                30170.000          1370.000




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $239,217